Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturities of Operating Lease Liabilities [Abstract]
Less than 1 year (current liabilities)	$ 374,248	$ 115,945
From 1 to 2 years (non-current liabilities)	545,144
operating lease liabilities excluding short-term leases	$ 919,392	$ 115,945